Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 505,329	$ 77,072
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ 136,439	$ 20,809
Non-deductible stock based compensation and other	3,057	3,362
Differences in tax rates in foreign jurisdictions	(134,206)	(78,724)
Current period unrecognized temporary differences - impairment of mineral stream interests		44,796
Current period unrecognized temporary differences—other	4,650	17,212
Write down (reversal of write down) or recognition of prior period temporary differences	(12,415)	(16,521)
Income tax expense (recovery)	$ (2,475)	$ (9,066)